    As filed with the Securities and Exchange Commission on August 21, 1998

                                              1933 Act Registration No.  2-91362
                                              1940 Act Registration No. 811-4040

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-lA

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                   Pre-Effective Amendment No.___        [_]
                   Post-Effective Amendment No. 56       [X]

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                              Amendment No. 49

                       (Check appropriate box or boxes.)

                     PAINEWEBBER MANAGED INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                            BENJAMIN J. HASKIN, Esq.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                          Washington, D.C.  20036-1800
                            Telephone: (202)778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

[_]    Immediately upon filing pursuant to Rule 485(b)
[_]    On _________ pursuant to Rule 485(b)
[_]    60 days after filing pursuant to Rule 485(a)(1)
[_]    On _________ pursuant to Rule 485(a)(1)
[X]    75 days after filing pursuant to Rule 485(a)(2)
[_]    On _________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Beneficial Interest.

                     PaineWebber Managed Investments Trust
                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

PaineWebber International Equity Fund
-------------------------------------

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                     PaineWebber Managed Investments Trust:
                     PaineWebber International Equity Fund

                        Form N-1A Cross Reference Sheet


    Part A Item No. and Caption                        Prospectus Caption
    ---------------------------                        ------------------
1.  Cover Page                                         Cover Page

2.  Synopsis                                           The Fund at a Glance; Expense Table

3.  Condensed Financial                                Performance
    Information

4.  General Description of                             The Fund at a Glance; Investment Objective & Policies;
    Registrant                                         Investment Philosophy & Process; The Fund's Investments;
                                                       General Information

5.  Management of the Fund                             Management; General Information

5A. Management's Discussion of                         Not applicable
    Fund Performance

6.  Capital Stock and other                            Cover Page; Flexible Pricing(SM); Dividends & Taxes; General
    Securities                                         Information

7.  Purchase of Securities                             Flexible Pricing; How to Buy Shares; Other Services;
    Being Offered                                      Management; Determining the Shares' Net Asset Value

8.  Redemption or                                      How to Sell Shares; Other Services
    Repurchase

9.  Pending Legal Proceedings                          Not Applicable


     Part B Item No. and Caption                       Statement of Additional Information Caption
     ---------------------------                       -------------------------------------------
10.  Cover Page                                        Cover Page

11.  Table of Contents                                 Table of Contents

12.  General Information and                           Other Information
     History

13.  Investment Objectives and Policies                Investment Policies and Restrictions; Strategies Using
                                                       Derivative Instruments; Portfolio Transactions

14.  Management of the Fund                            Trustees and Officers; Principal Holders of Securities

15.  Control Persons and Principal Holders of          Trustees and Officers; Principal Holders of Securities
     Securities

16.  Investment Advisory and Other Services            Investment Advisory and Distribution Arrangements

17.  Brokerage Allocation                              Portfolio Transactions

18.  Capital Stock and Other Securities                Conversion of Class B Shares; Other Information

19.  Purchase, Redemption and Pricing of Securities    Reduced Sales Charges, Additional Exchange and Redemption
     Being Offered                                     Information and Other Services; Valuation of Shares



     Part B Item No. and Caption                       Statement of Additional Information Caption
     ---------------------------                       -------------------------------------------
20.  Tax Status                                        Taxes

21.  Underwriters                                      Investment Advisory and Distribution Arrangements

22.  Calculation of Performance                        Performance Information
     Data

23.  Financial Statements                              Financial Statements

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

--------------------------------------------------------------------------------

                     PaineWebber International Equity Fund

             1285 Avenue of the Americas, New York, New York 10019
                           Prospectus --        1998

--------------------------------------------------------------------------------
PaineWebber International Equity Fund is designed for investors who seek long-term growth of capital by investing primarily in equity securities of foreign companies. The Fund is newly organized and has no operating history.

This Prospectus concisely sets forth information that a prospective investor should know about the Fund before investing. Please read this Prospectus carefully and retain a copy for future reference.

A Statement of Additional Information, dated      , 1998, has been filed with
the Securities and Exchange Commission ("SEC" or "Commission") and is legally part of this Prospectus. The Statement of Additional Information can be
obtained without charge, and further inquiries can be made, by contacting the Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.
--------------------------------------------------------------------------------

THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

The PaineWebber Family of Mutual Funds consists of seven broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Fund offered by this Prospectus is in the GLOBAL category.

 . MONEY MARKET FUND for      . STOCK FUNDS for long-term growth by investing
  income and stability by      mainly in stocks.
  investing in high-quality,
  short-term investments.    . GLOBAL FUNDS for long-term growth by investing
                               mainly in foreign stocks or high current income
 . BOND FUNDS for income by     by investing mainly in global debt instruments.
  investing mainly in bonds.
                             . FUND OF FUNDS for either long-term growth of
 . TAX-FREE BOND FUNDS for      capital; total return; or income and,
  income exempt from federal   secondarily, growth of capital by investing in
  income tax and, in some      other PaineWebber mutual funds.
  cases, state and local
  income taxes, by investing
  in municipal bonds.

 . ASSET ALLOCATION FUNDS for
  high total return by
  investing in stocks and
  bonds.

A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.
--------------------------------------------------------------------------------

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBU-TOR MAY NOT LAWFULLY SELL THOSE SHARES.

  THESE SECURITIES HAVE  NOT BEEN  APPROVED OR DISAPPROVED  BY THE SECURITIES
    AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
        IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------
                               Prospectus Page 1

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund


                               Table of Contents
--------------------------------------------------------------------------------


                                                                            Page
                                                                            ----
The Fund at a Glance.......................................................   3

Expense Table..............................................................   5

Investment Objective & Policies............................................   7

Investment Philosophy & Process............................................   7

Performance................................................................   7

The Fund's Investments.....................................................   8

Flexible PricingSM.........................................................  12

How to Buy Shares..........................................................  15

How to Sell Shares.........................................................  17

Other Services.............................................................  17

Management.................................................................  18

Determining the Shares' Net Asset Value....................................  20

Dividends & Taxes..........................................................  20

General Information........................................................  22



--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                              The Fund at a Glance

--------------------------------------------------------------------------------

The Fund offered by this Prospectus is not intended to provide a complete or balanced investment program, but may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in the Fund are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Fund will achieve its goal.

INTERNATIONAL FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of foreign companies.

INVESTMENT OBJECTIVE: Long-term growth of capital.

WHO SHOULD INVEST: The Fund is for investors who want long-term capital appreciation and can withstand market volatility. Accordingly, the Fund is designed for investors seeking long term growth who are able to bear risks that are not normally associated with investments in the United States and that come with investments in equity securities of foreign companies. Investors must be willing to tolerate greater fluctuations in the value of the Fund's investment. The Fund may be appropriate as a longer-term component of an investor's overall portfolio, but it is not intended to provide current income.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of International Fund. Mitchell Hutchins has appointed Invista Capital Management Inc. ("Invista") as the Fund's investment sub-adviser.

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

RISKS

The Fund invests primarily in equity securities. Historically, equity securities have shown greater growth potential than other types of securities, but they also have shown greater volatility. The Fund invests in foreign equity securities, including emerging market securities. Investors in the Fund should be able to assume the special risks of investing in these securities. These include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets. Most of the Fund's foreign securities are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Foreign currency values and security prices in some countries recently have been highly volatile, and recent currency devaluations in some foreign countries have resulted in high interest rate levels and sharp reductions in economic activity. The Fund may also invest in bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's investments and share price. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and principal. The Fund may use derivatives, such as options, futures and forward currency contracts and swap agreements, all of which may involve additional risks. The Fund's share price will rise and fall, and investors may lose money by investing in the Fund. Investment in the Fund is not guaranteed.

HOW TO PURCHASE SHARES OF THE FUND

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.


--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                              The Fund at a Glance
                                  (Continued)
--------------------------------------------------------------------------------


CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.

CLASS Y SHARES

Class Y shares are offered only to limited groups of investors. See "How to Buy Shares." The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a contingent deferred sales charge when they sell Class Y shares. Class Y shares have lower ongoing expenses than any other class of shares.


--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                                 Expense Table

--------------------------------------------------------------------------------


The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund has no operating history, "Other Expenses" shown below represent those estimated for the first year of operations.

                                                CLASS A CLASS B CLASS C CLASS Y
SHAREHOLDER TRANSACTION EXPENSES                ------- ------- ------- -------
Maximum Sales Charge on Purchases of Shares
 (as a % of offering price)                       4.5%   None    None    None
Sales Charge on Reinvested Dividends (as a %
 of offering price)...........................   None    None    None    None
Maximum Contingent Deferred Sales Charge (as a
 % of offering price or net asset value at the
 time of sale, whichever is less)                None       5%      1%   None
Exchange Fee..................................   None    None    None    None
ANNUAL FUND OPERATING EXPENSES (as a % of
 average net assets)
Management Fees...............................   1.00%   1.00%   1.00%   1.00%
12b-1 Fees....................................   0.25    1.00    1.00    None
Other Expenses................................   0.62    0.62    0.62    0.62
                                                 ----    ----    ----    ----
Total Operating Expenses......................   1.87%   2.62%   2.62%   1.62%
                                                 ====    ====    ====    ====

--------------------------------------------------------------------------------
 CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

 CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.

 CLASS C SHARES: If a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

 CLASS Y SHARES: No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to 12b-1 distribution or service fees.
 Class Y shares may be purchased by participants in certain investment programs that are sponsored by PaineWebber and that may invest in
 PaineWebber mutual funds ("PW Programs"), when Class Y shares are purchased through that PW Program. Participation in a PW Program is subject to an advisory fee at an effective annual rate of no more than
 1.5% of assets held through that PW Program. This account charge is not included in the table because investors who are not PW Programs participants also are permitted to purchase Class Y Shares.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                                 Expense Table
                                  (Continued)

--------------------------------------------------------------------------------


12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
12b-1 service fees..............................  0.25%   0.25%   0.25%   None
12b-1 distribution fees.........................  0.00    0.75    0.75    None

For more information, see "Management" and "Flexible Pricing SM."

EXAMPLE OF EFFECT OF FUND EXPENSES

The following example should assist investors in understanding various costs and expenses they would incur as shareholders of the Fund. The assumed 5% annual return shown in the examples is required by regulations of the SEC applicable to all mutual funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in a Fund, assuming a 5% annual return:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A .........................................................  $63    $ 98
Class B (Assuming sale of all shares at end of period)...........  $76    $108
Class B (Assuming no sale of shares).............................  $26    $ 78
Class C (Assuming sale of all shares at end of period)...........  $36    $ 78
Class C (Assuming no sale of shares).............................  $26    $ 78
Class Y..........................................................  $16    $ 48

--------------------------------------------------------------------------------
 ASSUMPTIONS MADE IN THE EXAMPLES

 . ALL CLASSES: Reinvestment of all dividends and other distributions;
   percentage amounts listed under "Annual Fund Operating Expenses" remain the same for years shown.

 . CLASS A SHARES: Deduction of the maximum 4.5% initial sales charge at the time of purchase.

 . CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years. Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.

 . CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                        Investment Objective & Policies
--------------------------------------------------------------------------------

The Fund's investment objective is long-term growth of capital. The Fund's investment objective may not be changed without shareholder approval. Except where noted, the Fund's other investment policies are not fundamental and may be changed by its board.

The Fund invests at least 65% of its assets, under normal circumstances, in equity securities of companies domiciled outside the U.S. Except under unusual conditions, the Fund invests in a minimum of three foreign countries. The Fund may invest anywhere in the world, but primarily will consider investing in countries of the Morgan Stanley Capital International Europe, Australia, and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is a well-known index that reflects common stocks of companies in major foreign equity markets. The Fund may also invest in companies located outside the countries of the MSCI EAFE Index, including investments in companies located in emerging markets. Invista chooses equity securities of foreign companies by paying close attention to long-term earnings prospects and the relationship of then-current prices to such prospects.

--------------------------------------------------------------------------------

                        Investment Philosophy & Process

--------------------------------------------------------------------------------

Invista will make qualitative analysis of a company's fundamental business prospects and then analyzes the long-term ability of the company to generate free cash flow. Invista will consider factors such as competitive position, market share, competitive strengths, industry supply and demand trends, economic conditions, balance sheet strength, earnings, book value, return on equity, revenue growth and margin development in analyzing the quality of the target company. Invista will also make a quantitative assessment of country risk, which it considers in assessing the companies under analysis, and will analyze a large universe of companies to determine the most appropriate investments for the Fund. Invista may make changes in the Fund's investments as opportunities or prospects change for particular countries, industries, or corporations.

--------------------------------------------------------------------------------

                                  Performance

--------------------------------------------------------------------------------

The Fund has no operating history. The Fund will perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized returns for Class A shares of the Fund reflect deduction of the Funds' maximum initial sales charge of 4.5% at the time of purchase, and standardized returns for the Class B and Class C shares of the Fund reflect deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five-and ten-year periods will be shown, unless the Fund or Class has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund


standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized returns do not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Fund will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.

--------------------------------------------------------------------------------

                             The Fund's Investments

--------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

BONDS are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

RISKS

EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the Fund may experience a substantial or complete loss on an individual equity investment.

BONDS. Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Fund's investments in bonds. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and principal on the bond. In addition, there is a risk that bonds will be downgraded by rating agencies, which can be expected to lower value and liquidity. The Fund will limit its investments in bonds to investment grade obligations, which are rated by a ratings agency in its top four rating categories or considered by Invista to be of comparable quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of the security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

CURRENCY. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of the Fund's foreign investments. The Fund's share value may change significantly when investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates can also be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation or other political or economic developments inside and outside the United States.

CURRENCY-LINKED INVESTMENTS. The Fund may invest in securities that are indexed to specific foreign


--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

currency exchange rates. The principal amount of these securities may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between two currencies. The Fund may experience loss of principal due to these adjustments.

FOREIGN INVESTING. Investing in foreign securities involves more risks than investing in the United States. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

Investments in foreign government bonds involve special risks. The issuer of the bond or the governmental authorities that control the repayment of the bond may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of the bond, and the Fund may have limited legal recourse in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

INVESTING IN EMERGING MARKETS. Investing in securities issued by companies located in emerging markets involves additional risks. These countries typically have economic and political systems that are relatively less mature, and can be expected to be less stable, than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners in those countries, and there is a risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities that are rated investment grade by a ratings agency or considered by Invista to be of comparable quality. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

DERIVATIVES. Some of the instruments in which the Fund may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' and Invista's view, derivative securities also include "stripped" securities and dollar denominated securities whose value is linked to foreign


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                               Prospectus Page 9

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                     PaineWebber International Equity Fund

currencies. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Invista takes these risks into account in its management of the Fund.

COUNTERPARTIES. The Fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins and Invista, subject to the supervision of the Fund's board, monitor and evaluate the creditworthiness of the parties with which each Fund does business.

YEAR 2000 RISKS. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, sub-adviser and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES

STRATEGIES USING DERIVATIVE INSTRUMENTS. The Fund may use certain instruments and strategies designed to adjust the overall risk of its investment portfolio ("hedge") or to enhance income or realize gains. Use of derivative instruments solely to enhance income or realize gains may be considered a form of speculation. These strategies involve derivative instruments, including options (both exchange traded and over-the-counter), futures contracts and forward currency contracts. New financial products and risk management techniques continue to be developed, and they may be used by the Fund if consistent with its investment objective and policies. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. In addition, in some countries there may not be a market for derivative instruments, or it may be too small to permit effective hedging. The Statement of Additional Information contains further information on these derivative instruments and related strategies.

The Fund might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If Invista is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

 . the fact that the skills needed to use derivative instruments are different from those needed to select securities for the Fund;

 . the possibility of imperfect correlation, or even no correlation, between price movements of derivative instruments used in hedging strategies and price movements of the securities or currencies being hedged;

 . possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

 . the possibility that the Fund is unable to close out or liquidate its hedged position.

REPURCHASE AGREEMENTS. The Fund may use repurchase agreements. Repurchase agreements are transactions in which the Fund purchases obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell the obligations to that counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of the collateral. The Fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins or Invista to present minimum credit risks in accordance with guidelines established by the board.


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                               Prospectus Page 10

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund


REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks and securities dealers up to the percentages specified below under "Other Information." Such agreements involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to the Fund later than the normal settlement date for such securities at a stated price and yield. The Fund generally would not pay for such securities or start earning interest on them until they are received. However, when the Fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in that Fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed-delivery securities held by that Fund, exceeds its net assets.

LENDING PORTFOLIO SECURITIES. The Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering these securities.

PORTFOLIO TURNOVER. The Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Invista deems portfolio changes appropriate. A higher turnover rate (100% or more) for the Fund will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains.

TEMPORARY AND DEFENSIVE POSITIONS. When Invista believes that unusual circumstances warrant a defensive posture, the Fund may temporarily commit all or any portion of its assets to cash (U.S. dollars or foreign currencies) or investment grade money market instruments of U.S. or foreign issuers, including repurchase agreements. The Fund also may commit up to 35% of its total assets to cash (U.S. dollars or foreign currencies) or investment grade money market instruments, including repurchase agreements, of U.S. or foreign issuers for liquidity purposes, pending investment in other securities or to reinvest cash collateral from securities lending.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including certain cover for over-the-counter options and securities whose disposition is restricted under the federal securities laws other than those Mitchell Hutchins, or Invista, as applicable, has determined to be liquid pursuant to guidelines established by the Fund's board. To the extent that securities are freely tradeable in the country in which they are principally traded, they are not considered illiquid even if they are not freely tradeable in the United States. The Fund may invest in restricted securities that are eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A, but a Fund will not consider those securities to be illiquid if Mitchell Hutchins or Invista determines them to be liquid in accordance with procedures approved by the Fund's board. The lack of the liquid secondary market for illiquid securities may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

OTHER INFORMATION. The Fund may borrow money for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets, including reverse repurchase agreements involving up to 5% of its net assets. However, the Fund will not purchase portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of the value of its total assets are outstanding. The Fund may sell securities short "against the box." When a security is sold against the box, the seller owns the security. In addition, the Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent the Fund invests in other investment companies, its shareholders incur duplicative fees and expenses, including investment advisory fees.


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                               Prospectus Page 11

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund
--------------------------------------------------------------------------------

                               Flexible Pricing/SM/

--------------------------------------------------------------------------------


The Fund offers through this Prospectus four classes of shares that differ in terms of sales charges and expenses. An investor can select from among Classes A, B and C the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment. Certain eligible investors may select Class Y.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Fund's transfer agent ("Transfer Agent"), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                         SALES CHARGE AS A PERCENTAGE OF:
                         ---------------------------------------     DISCOUNT TO SELECTED
                                                  NET AMOUNT         DEALERS AS PERCENTAGE
AMOUNT OF INVESTMENT       OFFERING PRICE          INVESTED            OF OFFERING PRICE
--------------------     ------------------     ----------------     ---------------------
Less than $50,000.......                  4.50%                4.71%         4.25%
$50,000 to $99,999......                  4.00                 4.17          3.75
$100,000 to $249,999....                  3.50                 3.63          3.25
$250,000 to $499,999....                  2.50                 2.56          2.25
$500,000 to $999,999....                  1.75                 1.78          1.50
$1,000,000 and over
 (1)....................                  None                 None          1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may withdraw annually no more than 12% of the value of the Fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 1% to PaineWebber.
SALES CHARGE REDUCTIONS & WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the charts above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investor;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

 . accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 . is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

 . is the spouse, parent or child of any of the above;

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                               Prospectus Page 12

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund


 . buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

 . was the investment executive's client at the competing brokerage firm;

 . within 90 days of buying Class A shares in the Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 . the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 . is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 . is an employer establishing an employee benefit plan qualified under section
  401, including a salary reduction plan qualified under section 401(k), or section 403(b) of the Internal Revenue Code ("Code") (each a "qualified plan"). (This waiver is subject to minimum requirements, with respect to the number of employees and amount of plan assets, established by Mitchell Hutchins. Currently, the plan must have 50 or more eligible employees and at least $1 million in plan assets.) For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested;

 . is a participant in the PaineWebber Members Only Program(TM). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

 . is a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed 1% of the amount invested;

 . acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived; or

 . acquires Class A shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

 . acquires Class A shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these sales charge reductions or waivers.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is


--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

calculated by multiplying the offering price (the net asset value of the shares at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.


    IF THE INVESTOR      PERCENTAGE BY WHICH THE SHARES'
 SELLS SHARES WITHIN:    NET ASSET VALUE IS MULTIPLIED:
-----------------------  -------------------------------
1st year since purchase                5%
2nd year since purchase                4
3rd year since purchase                3
4th year since purchase                2
5th year since purchase                2
6th year since purchase                1
7th year since purchase               None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

 . First, Class B shares owned through reinvested dividends and capital gain distributions; and

 . Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

 . sales of shares under the Fund's "Systematic Withdrawal Plan" (investors may withdraw annually no more than 12% of the value of the Fund account under the Plan);

 . a distribution from an IRA, a self-employed individual retirement plan
  ("Keogh Plan") or a custodial account under Section 403(b) of the Code (after the investor reaches age 59 1/2);

 . a tax-free return of an excess IRA contribution;

 . a tax-qualified retirement plan distribution following retirement; or

 . Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

Investors must provide satisfactory information to PaineWebber or the Fund to seek any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% of the offering price (the net asset value at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gain distributions will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED: Eligible investors may purchase Class Y shares at the net asset value next

--------------------------------------------------------------------------------
                              Prospectus Page 14

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund


calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. No contingent deferred sales charge is imposed on Class Y shares, and the ongoing expenses for Class Y shares are lower than for the other classes because Class Y shares are not subject to Rule 12b-1 distribution or service fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 . a participant in the PW Program listed below when Class Y shares are purchased through that PW Program;
 . an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing SystemSM;

 . a qualified plan that has either
  5,000 or more eligible employees or
  $50 million or more in assets;

 . an investment company advised by PaineWebber or an affiliate of PaineWebber.

PACE MULTI-ADVISOR PROGRAM. An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi- Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi-Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi-Advisor Program.

--------------------------------------------------------------------------------

                               How to Buy Shares

--------------------------------------------------------------------------------

Prices are calculated for each class of the Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Fund that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing an account application, which you may obtain by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who are new to PaineWebber may complete and sign an account application and mail it along with a check. Investors may also open an account in person.

--------------------------------------------------------------------------------
                               Prospectus Page 15

                     -------------------------------------
                     PaineWebber International Equity Fund


Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 . mail an application with a check; or

 . open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account....................................................... $1,000
To add to an account..................................................... $  100

A Fund may waive or reduce these minimums for:

 . employees of PaineWebber or its affiliates;

 . participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Fund's automatic investment plan; or

 . transactions in Class A and Class Y shares made in certain investment programs.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A, B and C shares for the same class of most other PaineWebber mutual funds. Class Y shares are not exchangeable. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange.

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

 . Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 . Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

 . the investor's name and address;

 . the Fund's name;

 . the Fund account number;

 . the dollar amount or number of shares to be sold; and

 . a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class A, B or C shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. The Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the Fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this Prospectus for a list of other PaineWebber mutual funds. PaineWebber S&P 500 Index Fund does not participate in the Flexible Pricing SystemSM and is not available for exchanges.


--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                               How to Sell Shares

--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted (less any applicable contingent deferred sales charge). Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, then Class B and last, Class Y.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through the Fund's Transfer Agent (PFPC Inc.) may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to purchase back all Fund shares in any shareholder account with a net asset value of less than $500.

If the Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

--------------------------------------------------------------------------------

                                 Other Services

--------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Fund's Class A, B and C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

 . CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

 . CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly, semi- annual and annual withdrawals of $200, $400, $600 and $800, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales


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                               Prospectus Page 17

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

charge. An investor may withdraw no more than 12% of the value of the Fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of the Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------

                                   Management

--------------------------------------------------------------------------------

The Fund is governed by a board of trustees, which oversees the Fund's operations. The board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). Mitchell Hutchins has appointed Invista the investment sub-adviser to be responsible for the day-to-day management of the Fund's investments. The Fund has applied for exemptive relief from the SEC to permit Mitchell Hutchins and the Fund's board to hire or replace sub-advisers without obtaining shareholder approval.

In accordance with procedures adopted by the board, brokerage transactions for the Fund may be conducted through PaineWebber or its affiliates or the affiliates of Invista, and the Fund may pay fees to PaineWebber for its services as lending agent in its portfolio securities lending program. Personnel of Mitchell Hutchins and Invista may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is an asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On September 30, 1998, Mitchell Hutchins was adviser or sub-adviser of
   investment companies with    separate portfolios and aggregate assets of
over    billion.

ABOUT THE SUB-ADVISER

The investment sub-adviser, Invista is located at 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. It is an indirect wholly owned subsidiary of Principal Life Insurance Company. It is registered under the Investment Advisers Act of 1940, as amended, as an investment adviser and manages substantially all of Principal Life's equity accounts in addition to providing investment advice to other affiliated and non-affiliated customers. Invista was founded in 1984. On July 31, 1998, it managed approximately $30 billion in client assets. Scott D. Opsal is primarily responsible for the day-to-day management of the Fund. Mr. Opsal has served as Executive Vice President and Chief Investment Officer of Invista since 1997. Previously, he served as Vice President from 1986-1997.

MANAGEMENT FEES & OTHER EXPENSES

The Fund pays Mitchell Hutchins a monthly fee for its services at the annual rate of 1.00% of its average daily net assets up to $100 million.

Mitchell Hutchins (not the Fund) pays Invista a monthly fee for sub-advisory services at an annual rate of 0.42% of the Fund's average daily net assets up to $100 million and 0.29% of the Fund's average daily net assets in excess of $100 million up to and including $300 million and $0.26% of the Fund's average daily net assets in excess of $300 million.

The Fund incurs various other expenses in its operations, such as custody and transfer agency fees,


--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

brokerage commissions, professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in any litigation.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Funds' Class Y shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins:

 . Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

 . Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

 . Offset the commissions it pays to PaineWebber for selling the Fund's Class B and Class C shares, respectively.

 . Offset the Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time Class B or C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for Class A, Class B and Class C shares ("Distribution Contracts") specify that the Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Fund. Annually, the board of the Fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.


--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                    Determining the Shares' Net Asset Value

--------------------------------------------------------------------------------
The net asset value of the Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. The
Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

The Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of the Fund's board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments denominated in foreign currencies are valued daily in U.S. dollars based on the then-prevailing exchange rates. It should be recognized that judgment plays a greater role in valuing thinly traded securities in which the Fund may invest, because there is less reliable, objective data available.

--------------------------------------------------------------------------------

                               Dividends & Taxes

--------------------------------------------------------------------------------

DIVIDENDS

The Fund pays an annual dividend from its net investment income, net short-term capital gain and net realized gains from foreign currency transactions, if any. The Fund also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

Dividends and other distributions paid on each class of shares of the Fund are calculated at the same time and in the same manner. Dividends on Class A, Class B and Class C shares are expected to be lower than those on Class Y shares because the other shares have higher expenses resulting from their service fees and, in the case of Class B and Class C shares, their distribution fees. Dividends on Class B and Class C shares of a Fund are expected to be lower than those on its Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. See "General Information."

The Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain that it distributes to its share-holders.

Dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund


--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

shares. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as the Fund, the relevant holding period is determined by how long the Fund has held the portfolio securities on which the gain was realized, not by how long the shareholders have held their Fund shares.

Shareholders not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, the Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) for that year, their share of any foreign taxes paid by the Fund that year and any portion of those dividends that qualifies for special treatment. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.

BACKUP WITHHOLDING

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if the Fund's shares are bought within 30 days before or after selling other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber mutual fund shares subsequently acquired.

No gain or loss will be recognized by a shareholder as a result of a conversion from Class B shares into Class A shares.
                                    * * * *

The foregoing only summarizes some of the important federal income tax considerations affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. Prospective shareholders are urged to consult their tax advisers.


--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                     PaineWebber International Equity Fund

                              General Information
--------------------------------------------------------------------------------

ORGANIZATION

The Fund is a diversified series of PaineWebber Managed Investments Trust ("Trust"), an open-end management investment company that was organized as a business trust under the laws of the Commonwealth of Massachusetts by Declaration of Trust dated November 21, 1986. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SHARES

The shares of the Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. A share of each class represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes.

Each share of the Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the Fund. However, due to the differing expenses of the classes, dividends on Class A, B, C and Y shares will differ.

VOTING RIGHTS

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of all the series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

SHAREHOLDER MEETINGS

The Fund does not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

REPORTS TO SHAREHOLDERS

The Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for and employs foreign sub-custodians approved by the board in accordance with applicable requirements under the 1940 Act to provide custody of the Fund's foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------

                     PaineWebber International Equity Fund
                           Prospectus --      , 1998

--------------------------------------------------------------------------------

     . PAINEWEBBER BOND FUNDS            . PAINEWEBBER STOCK FUNDS

       High Income Fund                    Financial Services Growth Fund
       Investment Grade Income Fund        Growth Fund
       Low Duration U.S. Government        Growth and Income Fund
          Income Fund                      Mid-Cap Fund
       Strategic Income Fund               Small Cap Fund
       U.S. Government Income Fund         S&P 500 Index Fund
                                           Utility Income Fund


     . PAINEWEBBER TAX-FREE BOND FUNDS

                                         . PAINEWEBBER GLOBAL FUNDS
       California Tax-Free Income Fund
       Municipal High Income Fund          Asia Pacific Growth Fund
       National Tax-Free Income Fund       Emerging Markets Equity Fund
       New York Tax-Free Income Fund       Global Equity Fund
                                           Global Income Fund

     . PAINEWEBBER ASSET ALLOCATION
       FUNDS                             . PAINEWEBBER MONEY MARKET FUND

       Balanced Fund                     . MITCHELL HUTCHINS PORTFOLIOS
       Tactical Allocation Fund
                                           Aggressive Portfolio
                                           Moderate Portfolio
                                           Conservative Portfolio

 A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

(C) 1998 PaineWebber Incorporated
--------------------------------------------------------------------------------

                     PAINEWEBBER INTERNATIONAL EQUITY FUND

                          1285 AVENUE OF THE AMERICAS

                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  PaineWebber International Equity Fund ("Fund") is a diversified series of PaineWebber Managed Investments Trust ("Trust"), a professionally managed open-end management investment company organized as a Massachusetts business trust. The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund is newly organized and has no operating history.

  The investment adviser, administrator and distributor for the Fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. Invista Capital Management, Inc. ("Invista") serves as investment sub-adviser for the Fund and is sometimes referred to as the "Sub-Adviser."

  This Statement of Additional Information is not a prospectus and should be
read only in conjunction with the Funds' current Prospectus, dated       ,
1998. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-
1568. This Statement of Additional Information is dated       , 1998.

                     INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, there are no policy limitations on the Fund's ability to use the investments or techniques discussed in these documents.

  YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations (bonds) and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The process by which S&P and Moody's determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying securities, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with such securities. Not even the highest such ratings represents an assessment of the likelihood that principal prepayments will be made by mortgagors or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

  The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

  In addition to ratings assigned to individual bond issues, the Sub-Adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

  RISK CONSIDERATIONS RELATING TO FOREIGN SECURITIES. Investors should recognize that investing in non-U.S. securities involves certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of Fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. While the Fund generally invests only in securities that are traded on recognized exchanges or in over-the-counter markets ("OTC"), from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.

  Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

  The Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the Fund's investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

  ADRs are publicly traded on exchanges or OTC in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

  The Fund anticipates that its brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

  Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. In addition, substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment capital or the proceeds of sales of securities.

  FOREIGN SOVEREIGN DEBT. Investment by the Fund in debt securities issued by foreign governments and their political subdivisions or agencies ("Sovereign Debt") involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

  Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

  A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their

Sovereign Debt. While the Sub-Adviser manages the Fund's portfolio in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

  INVESTMENTS IN OTHER INVESTMENT COMPANIES. From time to time, investments in other investment companies may be the most effective available means by which the Fund may invest in securities of issuers in certain countries. Such investments may include, for example, World Equity Benchmark SharesSM (commonly known as "WEBS"), which are exchange-traded shares of series of an investment company that are designed to replicate the composition and performance of publicly traded issuers in particular foreign countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses. The Fund may invest in such investment companies when, in the judgment of the Sub-Adviser, the potential benefits of such investment outweigh the payment of any applicable premium, sales load and expenses. In addition, the Fund's investments in such investment companies are subject to limitations under the Investment Company Act of 1940 ("1940 Act") and market availability, and may result in special federal income tax consequences.

  FOREIGN CURRENCY TRANSACTIONS. A significant portion of the Fund's assets may be invested in foreign securities, and substantially all related income may be received by the Fund in foreign currencies. The Fund values its assets daily in U.S. dollars and intends to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time the Fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Fund could suffer a loss of some or all of the amounts deposited. The Fund may convert foreign currency to U.S. dollars from time to time.

  The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the Fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

  SPECIAL CONSIDERATIONS RELATING TO EMERGING MARKET INVESTMENTS. Certain of the risks associated with international investments are heightened for investments in emerging markets. For example, many of the currencies of emerging market countries recently have experienced significant devaluations relative to the U.S. dollar, and major adjustments have been made periodically in various emerging market currencies.

  Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund's investment in these countries and may increase its expenses. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the Fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  If, because of restrictions on repatriation or conversion, the Fund were unable to distribute substantially all of its net investment income, including net short-term capital gains and net long-term capital gains within applicable time periods, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code ("Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

  Differences Between the U.S. and Emerging Market Securities Markets. Most of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange, and equity securities of most companies in emerging market countries are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in emerging market countries, such as those in China, are in the earliest stages of their development. As a result, security settlements may in some instances be subject to delays and related administrative uncertainties. Many companies traded on securities markets in emerging market countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market-making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that an emerging market country experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in that country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

  Government Supervision of Emerging Market Securities Markets; Legal
Systems. There is also less government supervision and regulation of securities exchanges, listed companies and brokers in emerging market countries than exists in the United States. Therefore, less information may be available to the Fund than with respect to investments in the United States. Further, in certain countries, less information may be available to the Fund than to local market participants. Brokers in other countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

  Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

  Social, Political and Economic Factors. Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of the Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Fund.

  The economies of many emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. The enactment by principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. In addition, the economies of some countries are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  Formerly Communist Countries. The emerging markets in which the Fund may invest include formerly communist countries of Eastern Europe, the Commonwealth of Independent States (formerly the Soviet Union) and the People's Republic of China. Upon the accession to power of communist regimes approximately 50 to 80 years ago, the governments of a number of these countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that the Fund's investments in these countries, if any, would not also be expropriated, nationalized or otherwise confiscated, in which case the Fund could lose its entire investment in the country involved. In addition, any change in the leadership or policies of these countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. The Fund may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time. However, the Fund's investments in Hong Kong may now be subject to the same or similar risks as any investment in China.

  U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of it agencies or instrumentalities

(collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported primarily or solely by the creditworthiness of the government-related issuer; and securities, such as mortgage-backed securities, that are supported in part by pools of assets.

  CONVERTIBLE SECURITIES. The Fund is permitted to invest in convertible securities. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities.

  The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

  WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

  ILLIQUID SECURITIES. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or a Sub-Adviser, as applicable, has determined are liquid pursuant to guidelines established by the Fund's board. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. To the extent that foreign securities are freely tradeable in the country in which they are principally traded, they are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or the Sub-Adviser, pursuant to guidelines approved by the board. The Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Sub-Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the board.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases obligation from a bank or securities dealer (or its affiliate) and simultaneously commits to resell the securities to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the counterparty becomes insolvent.

  The Fund intend to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins or the Sub-Adviser to present minimal credit risks in accordance with guidelines established by each board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

  MONEY MARKET INSTRUMENTS. Money market instruments of U.S. and foreign issuers in which the Fund may invest include: U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances); interest-bearing savings deposits in U.S. or foreign commercial and savings banks; investment grade commercial paper and other short-term corporate obligations; and variable and floating-rate securities and repurchase agreements. In addition, the Fund may hold cash and may invest in participation interests in the money market securities mentioned above.

  REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks and securities dealers up to an aggregate of 5% of the Fund's net assets. While a reverse repurchase agreement is outstanding, a Fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

  Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any of its loans at any time. The Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

  Pursuant to procedures adopted by the board governing the Fund's securities lending program, PaineWebber has been retained to serve as lending agent for the Fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent.

  SHORT SALES "AGAINST THE BOX." The Fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the Fund, and the Fund is obligated to replace the securities borrowed at a date in the future. When the Fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. The Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

  The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for a security owned by the Fund. In such case, any loss in the Fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

  SEGREGATED ACCOUNTS. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Other Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or forward currency contracts.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" basis or may purchase or sell for delayed delivery. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if the Sub-Adviser deems it advantageous to do so, which may result in a gain or loss to the Fund.

INVESTMENT LIMITATIONS OF THE FUND

  FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the Fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

  The Fund will not:

    (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

    (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (4) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (7) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

  The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

  NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

  The Fund will not:

    (1) invest more than 15% of its net assets in illiquid securities;

    (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

    (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

    (4) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

    (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that a Fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act).

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

  GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. The Sub-Adviser may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and forward currency contracts, to attempt to hedge the Fund's portfolio or to enhance income or realize gains. The Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these instruments will place at risk a much smaller portion of its assets. In particular, the Fund may use the Derivative Instruments described below.

    OPTIONS ON EQUITY AND DEBT SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

    OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

    SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

    FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

  GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  The Fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a long straddle when the Sub-Adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a short straddle when the Sub-Adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

  Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

  Income strategies that the Fund may use include the writing of covered options to obtain the related option premiums. Gain strategies that the Fund may use include the use of Derivative Instruments to increase or reduce the Fund's exposure to an asset class without buying or selling the underlying instruments.

  In addition to the products, strategies and risks described below and in the Prospectus, the Sub-Adviser may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. The Sub-Adviser may utilize these opportunities for the Fund to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

  (1) Successful use of most Derivative Instruments depends upon the ability of the Sub-Adviser to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-Adviser is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Sub-Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

  (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the Fund's assets to cover positions or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Fund may purchase put and call options, and write (sell) covered put or call options. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. Writing covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Fund may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  Generally, the OTC debt options or foreign currency options used by the Fund is European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. There are also other types of options exercisable on certain specified dates before expiration.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  The Fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

  LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by the Fund's board without shareholder vote:

  (1) The Fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

  (2) The aggregate value of securities underlying put options written by the Fund, determined as of the date the put options are written will not exceed 50% of its net assets.

  (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock and bond indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

  FUTURES. The Fund may purchase and sell securities index futures contracts, interest rate futures contracts, bond index future contracts and foreign currency futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

  If the Sub-Adviser wishes to shorten the average duration of the Fund's portfolio, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the Sub-Adviser wishes to lengthen the average duration of the Fund's portfolio, the Fund may buy a futures contract or a call option thereon, or sell a put option thereon.

  The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when it is more advantageous to the Fund than is purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by the Fund's board without shareholder vote:

  (1) To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

  (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock or bond indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of its net assets.

  (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of its total assets.

  FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  The Fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which the Sub-Adviser believes will have a positive correlation to the value of the currency being hedged. For example, if the Fund owned securities denominated in a foreign currency and the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, the Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

  Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

  FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

  The Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Sub-Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, the Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and the Sub-Adviser believes that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. The purpose of entering into these contracts is to minimize the risk to the Fund from adverse changes in the relationship between the U.S. and foreign currencies. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of a hedging instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

  The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

  As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

  The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

  LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

  SWAP TRANSACTIONS. The Fund may enter into currency swap transactions. Swap transactions include swaps, caps, floors and collars. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the contra party when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars but they are based on currency exchange rates rather than interest rates.

  The Fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate swap transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  The Fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate swap transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins and the Sub-Adviser believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions-- Segregated Accounts." The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps, floors and collars that are written by the Fund.

  The Fund will enter into swap transactions only with banks and recognized securities dealers believed by Mitchell Hutchins and the Sub-Adviser to present minimal credit risk in accordance with guidelines established by the Fund's board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

            TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                                         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE    POSITION WITH THE TRUST     OTHER DIRECTORSHIPS
    ----------------------    -----------------------    --------------------
 Margo N. Alexander**; 51     Trustee and President    Mrs. Alexander is presi-
                                                        dent, chief executive
                                                        officer and a director
                                                        of Mitchell Hutchins
                                                        (since January 1995),
                                                        and also an executive
                                                        vice president and a
                                                        director of PaineWebber
                                                        (since March 1984).
                                                        Mrs. Alexander is pres-
                                                        ident and a director or
                                                        trustee of 31 invest-
                                                        ment companies for
                                                        which Mitchell Hutchins
                                                        or PaineWebber serves
                                                        as investment adviser.
 Richard Q. Armstrong; 63     Trustee                  Mr. Armstrong is chair-
  78 West Brother Drive                                 man and principal of
  Greenwich, CT 06830                                   RQA Enterprises (man-
                                                        agement consulting
                                                        firm) (since April 1991
                                                        and principal occupa-
                                                        tion since March 1995).
                                                        Mr. Armstrong is also a
                                                        director of Hi Lo Auto-
                                                        motive, Inc. He was
                                                        chairman of the board,
                                                        chief executive officer
                                                        and co-owner of Adiron-
                                                        dack Beverages (pro-
                                                        ducer and distributor
                                                        of soft drinks and
                                                        sparkling/still waters)
                                                        (October 1993-March
                                                        1995). Mr. Armstrong
                                                        was a partner of The
                                                        New England Consulting
                                                        Group (management con-
                                                        sulting firm) (December
                                                        1992-September 1993).
                                                        He was managing direc-
                                                        tor of LVMH U.S. Corpo-
                                                        ration (U.S. subsidiary
                                                        of the French luxury
                                                        goods conglomerate,
                                                        Louis Vuitton Moet
                                                        Hennessey Corporation)
                                                        (1987-1991) and chair-
                                                        man of its wine and
                                                        spirits subsidiary,
                                                        Schieffelin & Somerset
                                                        Company (1987-1991).
                                                        Mr. Armstrong is a di-
                                                        rector or trustee of 30
                                                        investment companies
                                                        for which Mitchell
                                                        Hutchins or PaineWebber
                                                        serves as investment
                                                        adviser.
 E. Garrett Bewkes, Jr.**; 71   Trustee and Chairman   Mr. Bewkes is a director
                              of the Board of Trustees  of Paine Webber Group
                                                        Inc. ("PW Group")
                                                        (holding company of
                                                        PaineWebber and Mitch-
                                                        ell Hutchins).

                                                        BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE    POSITION WITH THE TRUST    OTHER DIRECTORSHIPS
    ----------------------    -----------------------   --------------------
                                                       Prior to December 1995,
                                                       he was a consultant to
                                                       PW Group. Prior to
                                                       1988, he was chairman
                                                       of the board, president
                                                       and chief executive of-
                                                       ficer of American Bak-
                                                       eries Company. Mr.
                                                       Bewkes is also a direc-
                                                       tor of Interstate Bak-
                                                       eries Corporation and
                                                       NaPro BioTherapeutics,
                                                       Inc. Mr. Bewkes is a
                                                       director or trustee of
                                                       31 investment companies
                                                       for which Mitchell
                                                       Hutchins or PaineWebber
                                                       serves as investment
                                                       adviser.
 Richard R. Burt; 51                  Trustee         Mr. Burt is chairman of
  1275 Pennsylvania Ave, N.W.                          IEP Advisors, Inc. (in-
  Washington, D.C. 20004                               ternational investments
                                                       and consulting firm)
                                                       (since March 1994) and
                                                       a partner of McKinsey &
                                                       Company (management
                                                       consulting firm) (since
                                                       1991). He is also a di-
                                                       rector of Archer-Dan-
                                                       iels-Midland Co. (agri-
                                                       cultural commodities),
                                                       Hollinger International
                                                       Co. (publishing), Home-
                                                       stake Mining Corp.,
                                                       Powerhouse Technologies
                                                       Inc. and Wierton Steel
                                                       Corp. He was the chief
                                                       negotiator in the Stra-
                                                       tegic Arms Reduction
                                                       Talks with the former
                                                       Soviet Union (1989-
                                                       1991) and the U.S. Am-
                                                       bassador to the Federal
                                                       Republic of Germany
                                                       (1985-1989). Mr. Burt
                                                       is a director or
                                                       trustee of 30 invest-
                                                       ment companies for
                                                       which Mitchell Hutchins
                                                       or PaineWebber serves
                                                       as investment adviser.
 Mary C. Farrell**; 48                Trustee         Ms. Farrell is a manag-
                                                       ing director, senior
                                                       investment strategist
                                                       and member of the In-
                                                       vestment Policy Commit-
                                                       tee of PaineWebber. Ms.
                                                       Farrell joined
                                                       PaineWebber in 1982.
                                                       She is a member of the
                                                       Financial Women's Asso-
                                                       ciation and Women's
                                                       Economic Roundtable and
                                                       appears as a regular
                                                       panelist on Wall $treet
                                                       Week with Louis
                                                       Rukeyser. She also
                                                       serves on the Board of
                                                       Overseers of New York
                                                       University's Stern
                                                       School of Business. Ms.
                                                       Farrell is a director
                                                       or trustee of 30 in-
                                                       vestment companies for

                                                           BUSINESS EXPERIENCE;
     NAME AND ADDRESS*; AGE      POSITION WITH THE TRUST    OTHER DIRECTORSHIPS
     ----------------------      -----------------------   --------------------
                                                          which Mitchell Hutchins
                                                          or PaineWebber serves
                                                          as investment adviser.
 Meyer Feldberg; 56                      Trustee         Mr. Feldberg is Dean and
  Columbia University                                     Professor of Management
  101 Uris Hall                                           of the Graduate School
  New York, New York 10027                                of Business, Columbia
                                                          University. Prior to
                                                          1989, he was president
                                                          of the Illinois Insti-
                                                          tute of Technology.
                                                          Dean Feldberg is also a
                                                          director of Primedia,
                                                          Inc., Federated Depart-
                                                          ment Stores, Inc. and
                                                          Revlon, Inc. Dean
                                                          Feldberg is a director
                                                          or trustee of 32 in-
                                                          vestment companies for
                                                          which Mitchell
                                                          Hutchins, PaineWebber
                                                          or their affiliates
                                                          serves as investment
                                                          adviser.
 George W. Gowen; 68                     Trustee         Mr. Gowen is a partner
  666 Third Avenue                                        in the law firm of Dun-
  New York, New York 10017                                nington, Bartholow &
                                                          Miller. Prior to May
                                                          1994, he was a partner
                                                          in the law firm of Fry-
                                                          er, Ross & Gowen.
                                                          Mr. Gowen is a director
                                                          or trustee of 30 in-
                                                          vestment companies for
                                                          which Mitchell Hutchins
                                                          or PaineWebber serves
                                                          as investment adviser.
 Frederic V. Malek; 61                   Trustee         Mr. Malek is chairman of
  1455 Pennsylvania Avenue, N.W.                          Thayer Capital Partners
  Suite 350                                               (merchant bank). From
  Washington, D.C. 20004                                  January 1992 to Novem-
                                                          ber 1992, he was cam-
                                                          paign manager of Bush-
                                                          Quayle '92. From 1990
                                                          to 1992, he was vice
                                                          chairman and, from 1989
                                                          to 1990, he was presi-
                                                          dent of Northwest Air-
                                                          lines Inc., NWA Inc.
                                                          (holding company of
                                                          Northwest Airlines
                                                          Inc.) and Wings Hold-
                                                          ings Inc. (holding com-
                                                          pany of NWA Inc.).
                                                          Prior to 1989, he was
                                                          employed by the
                                                          Marriott Corporation
                                                          (hotels, restaurants,
                                                          airline catering and
                                                          contract feeding),
                                                          where he most recently
                                                          was an executive vice
                                                          president and pres-

                                                       BUSINESS EXPERIENCE;
  NAME AND ADDRESS*; AGE   POSITION WITH THE TRUST     OTHER DIRECTORSHIPS
  ----------------------   -----------------------     --------------------
                                                    ident of Marriott Hotels
                                                    and Resorts. Mr. Malek is
                                                    also a director of Ameri-
                                                    can Management Systems,
                                                    Inc. (management consult-
                                                    ing and computer related
                                                    services), Automatic Data
                                                    Processing, Inc., CB Com-
                                                    mercial Group, Inc. (real
                                                    estate services), Choice
                                                    Hotels International (ho-
                                                    tel and hotel franchis-
                                                    ing), FPL Group, Inc.
                                                    (electric services),
                                                    Integra, Inc. (bio-medi-
                                                    cal), Manor Care, Inc.
                                                    (health care), National
                                                    Education Corporation and
                                                    Northwest Airlines Inc.
                                                    Mr. Malek is a director or
                                                    trustee of 30 investment
                                                    companies for which Mitch-
                                                    ell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Carl W. Schafer; 62               Trustee         Mr. Schafer is president of
  #1100 66 Witherspoon St.                          the Atlantic Foundation
  Princeton, NJ 08542                               (charitable foundation
                                                    supporting mainly oceano-
                                                    graphic exploration and
                                                    research). He is a direc-
                                                    tor of Bare Ten Systems,
                                                    Inc. (software) Roadway
                                                    Express, Inc. (trucking),
                                                    The Guardian Group of Mu-
                                                    tual Funds, the Harding,
                                                    Loevner Funds, Evans Sys-
                                                    tems, Inc. (motor fuels,
                                                    convenience store and di-
                                                    versified company), Elec-
                                                    tronic Clearing House,
                                                    Inc., (financial transac-
                                                    tions processing), Fron-
                                                    tier Oil Corporation and
                                                    Nutraceutix, Inc. (bio-
                                                    technology company). Prior
                                                    to January 1993, he was
                                                    chairman of the Investment
                                                    Advisory Committee of the
                                                    Howard Hughes Medical In-
                                                    stitute. Mr. Schafer is a
                                                    director or trustee of 30
                                                    investment companies for
                                                    which Mitchell Hutchins or
                                                    PaineWebber serves as an
                                                    investment adviser.
 Julieanna Berry; 40           Vice President      Ms. Berry is a first vice
                                                    president and a portfolio
                                                    manager of Mitchell
                                                    Hutchins. Ms. Berry is a
                                                    vice president of two in-
                                                    vestment companies for
                                                    which Mitchell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.

                                                      BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE POSITION WITH THE TRUST       OTHER DIRECTORSHIPS
 ---------------------- -----------------------       --------------------
 Karen L. Finkel; 40        Vice President      Mrs. Finkel is a senior vice
                                                 president and a portfolio man-
                                                 ager of Mitchell Hutchins.
                                                 Mrs. Finkel is a vice presi-
                                                 dent of two investment compa-
                                                 nies for which Mitchell
                                                 Hutchins serves as investment
                                                 adviser.
 James F. Keegan; 37        Vice President      Mr. Keegan is a senior vice
                                                 president and a portfolio Man-
                                                 ager of Mitchell Hutchins.
                                                 Prior to March 1996, he was a
                                                 director of fixed income
                                                 strategy and research of
                                                 Merrion Group, L.P. From 1987
                                                 to 1994, he was a vice presi-
                                                 dent of global investment man-
                                                 agement of Bankers Trust. Mr.
                                                 Keegan is a vice president of
                                                 three investment companies for
                                                 which Mitchell Hutchins or
                                                 PaineWebber serves as invest-
                                                 ment adviser.
 John J. Lee; 29          Vice President and    Mr. Lee is a vice president and
                          Assistant Treasurer    manager of the mutual fund fi-
                                                 nance department of Mitchell
                                                 Hutchins. Prior to September
                                                 1997, he was an audit manager
                                                 in the financial services
                                                 practice of Ernst &
                                                Young LLP. Mr. Lee is a vice
                                                president and assistant trea-
                                                surer of 30 investment compa-
                                                nies for which Mitchell
                                                Hutchins or PaineWebber serves
                                                as investment adviser.
 Thomas J. Libassi; 39      Vice President      Mr. Libassi is a senior vice
                                                 president and portfolio man-
                                                 ager of Mitchell Hutchins.
                                                 Prior to May 1994, he was a
                                                 vice president of Keystone
                                                 Custodian Funds Inc. with
                                                 portfolio management responsi-
                                                 bility. Mr. Libassi is a vice
                                                 president of six investment
                                                 companies for which Mitchell
                                                 Hutchins or PaineWebber serves
                                                 as investment adviser.
 Dennis McCauley; 51        Vice President      Mr. McCauley is a managing di-
                                                 rector and chief investment
                                                 officer--fixed income of
                                                 Mitchell Hutchins. Prior to
                                                 December 1994, he was director
                                                 of fixed income investments of
                                                 IBM Corporation. Mr. McCauley
                                                 is a vice president of 21

                                                       BUSINESS EXPERIENCE;
  NAME AND ADDRESS*; AGE   POSITION WITH THE TRUST      OTHER DIRECTORSHIPS
  ----------------------   -----------------------     --------------------
                                                    investment companies for
                                                    which Mitchell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Ann E. Moran; 41            Vice President and    Ms. Moran is a vice presi-
                             Assistant Treasurer    dent and a manager of the
                                                    mutual fund finance depart-
                                                    ment of Mitchell Hutchins.
                                                    Ms. Moran is a vice presi-
                                                    dent and assistant trea-
                                                    surer of 31 investment com-
                                                    panies for which Mitchell
                                                    Hutchins or PaineWebber
                                                    serves as investment advis-
                                                    er.
 Dianne E. O'Donnell; 46       Vice President       Ms. O'Donnell is a senior
                                and Secretary       vice president and deputy
                                                    general counsel of Mitchell
                                                    Hutchins. Ms. O'Donnell is
                                                    a vice presi-dent and sec-
                                                    retary of 30 investment
                                                    companies and a vice presi-
                                                    dent and assistant secre-
                                                    tary of one investment com-
                                                    pany for which Mitchell
                                                    Hutchins or PaineWebber
                                                    serves as investment advis-
                                                    er.
 Emil Polito; 37               Vice President      Mr. Polito is a senior vice
                                                    president and director of
                                                    operations and control for
                                                    Mitchell Hutchins. From
                                                    March 1991 to September
                                                    1993, he was director of
                                                    the mutual funds sales sup-
                                                    port and service center for
                                                    Mitchell Hutchins and
                                                    PaineWebber. Mr. Polito is
                                                    a vice president of 31 in-
                                                    vestment companies for
                                                    which Mitchell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Victoria E. Schonfeld; 47     Vice President      Ms. Schonfeld is a managing
                                                    director and general coun-
                                                    sel of Mitchell Hutchins.
                                                    Prior to May 1994, she was
                                                    a partner in the law firm
                                                    of Arnold & Porter. Ms.
                                                    Schonfeld is a vice presi-
                                                    dent of 30 investment com-
                                                    panies and a vice president
                                                    and secretary of one in-
                                                    vestment company for which
                                                    Mitchell Hutchins or
                                                    PaineWebber serves as in-
                                                    vestment adviser.
 Paul H. Schubert; 35          Vice President      Mr. Schubert is a senior
                                and Treasurer       vice president and director
                                                    of the mutual fund finance
                                                    department of Mitchell
                                                    Hutchins. From August 1992
                                                    to August 1994, he was a
                                                    vice

                                                        BUSINESS EXPERIENCE;
   NAME AND ADDRESS*; AGE   POSITION WITH EACH TRUST     OTHER DIRECTORSHIPS
   ----------------------   ------------------------    --------------------
                                                      president at BlackRock
                                                      Financial Management L.P.
                                                      Mr. Schubert is a vice
                                                      president and treasurer
                                                      of 31 investment compa-
                                                      nies for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment ad-
                                                      viser.
 Nirmal Singh; 42                Vice President      Mr. Singh is a senior vice
                                                      president and a portfolio
                                                      manager of Mitchell
                                                      Hutchins. Prior to 1993,
                                                      he was a member of the
                                                      portfolio management team
                                                      at Merrill Lynch Asset
                                                      Management, Inc. Mr.
                                                      Singh is a vice president
                                                      of four investment compa-
                                                      nies for which Mitchell
                                                      Hutchins or PaineWebber
                                                      serves as investment ad-
                                                      viser.
 Barney A. Taglialatela; 37    Vice President and    Mr. Taglialatela is a vice
                              Assistant Treasurer     president and a manager
                                                      of the mutual fund fi-
                                                      nance department of
                                                      Mitchell Hutchins. Prior
                                                      to February 1995, he was
                                                      a manager of the mutual
                                                      fund finance division of
                                                      Kidder Peabody Asset Man-
                                                      agement, Inc.
                                                      Mr. Taglialatela is a
                                                      vice president and assis-
                                                      tant treasurer of 31 in-
                                                      vestment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.
 Mark A. Tincher; 42             Vice President      Mr. Tincher is a managing
                                                      director and chief in-
                                                      vestment officer--U. S.
                                                      equity investments of
                                                      Mitchell Hutchins. Prior
                                                      to March 1995, he was a
                                                      vice president and di-
                                                      rected the U.S. funds
                                                      management and equity re-
                                                      search areas of Chase
                                                      Manhattan Private Bank.
                                                      Mr. Tincher is a vice
                                                      president of 13 invest-
                                                      ment companies for which
                                                      Mitchell Hutchins or
                                                      PaineWebber serves as in-
                                                      vestment adviser.
 Craig M. Varrelman; 39          Vice President      Mr. Varrelman is a senior
                                                      vice president and a
                                                      portfolio manager of
                                                      Mitchell Hutchins. Mr.
                                                      Varrelman is a vice
                                                      president of four
                                                      investment companies for
                                                      which Mitchell Hutchins
                                                      or PaineWebber serves as
                                                      investment adviser.

                                                      BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE POSITION WITH EACH TRUST      OTHER DIRECTORSHIPS
 ---------------------- ------------------------      --------------------
 Keith A. Weller; 36       Vice President and    Mr. Weller is a first vice
                          Assistant Secretary     president and associate gen-
                                                  eral counsel of Mitchell
                                                  Hutchins. Prior to May 1995,
                                                  he was an attorney in pri-
                                                  vate practice. Mr. Weller is
                                                  a vice president and assis-
                                                  tant secretary of 30 invest-
                                                  ment companies for which
                                                  Mitchell Hutchins or
                                                  PaineWebber serves as in-
                                                  vestment adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

  The Trust presently has eight series and pays each trustee who is not an "interested person" of the Trust $1,000 annually for each series. Therefore, the Trust pays each such trustee $8,000 annually plus any additional amounts due for board of committee meetings. The Trust pays an additional $150 for each board meeting and each separate meeting of a board committee with respect to each series. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the outstanding shares of the Fund. Because PaineWebber, Mitchell Hutchins and the Sub-Adviser perform substantially all the services necessary for the operation of the Trust and the Fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

  The table below includes certain information relating to the estimated compensation of the current board members who held office with the Trust or with other PaineWebber funds during the Fund's initial fiscal year.

                              COMPENSATION TABLE+

                                                                       TOTAL
                                                        ESTIMATED   COMPENSATION
                                                        AGGREGATE     FROM THE
                                                       COMPENSATION  TRUST AND
                                                         FROM THE     THE FUND
NAME OF PERSON, POSITION                                  TRUST*     COMPLEX**
------------------------                               ------------ ------------
Richard Q. Armstrong, Trustee.........................   $12,350      $ 94,885
Richard R. Burt, Trustee..............................   $11,450      $ 87,085
Meyer Feldberg, Trustee...............................   $12,350      $117,853
George W. Gowen, Trustee..............................   $13,423      $101,567
Frederic V. Malek, Trustee............................   $12,350      $ 95,845
Carl W. Schafer, Trustee..............................   $12,350      $ 94,885

--------
 + Only independent board members are compensated by the Trust and identified above; board members who are "interested persons," as defined by the 1940 Act, do not receive compensation.
 * Represents estimated fees to be paid to each Trustee from the Trust for the initial fiscal year of the Fund.
** Represents total compensation paid to each board member during the calendar ended December 31, 1997; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  As of , 1998, Mitchell Hutchins owned of record 100% of the Fund's outstanding shares, and none of the trustees and officers of the Fund beneficially owned any of the outstanding shares.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to an Investment Advisory and
Administration Contract with the Trust dated       , 1998 ("Advisory
Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

  Under the terms of the Advisory Contracts, the Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the Fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the applicable Trust or Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof;
(17) the cost of investment company literature and other publications provided to board members and officers; and (18) costs of mailing, stationery and communications equipment.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Fund's board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund.

  The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell
Hutchins has entered into a separate contract with Invista dated       , 1998
("Sub-Advisory Contract"), pursuant to which Invista determines what securities will be purchased, sold or held by the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Invista a fee, computed daily and paid monthly, at an annual rate of 0.42% of the Fund's average daily net assets up to and including $100 million, 0.29% of the Fund's average daily net assets in excess of $100 million up to and including $300 million and at an annual rate of 0.26% of the Fund's average daily net assets in excess of $300 million. Invista bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract.

  Under the Sub-Advisory Contract, Invista will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, International Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to Managed Trust, the Fund, its shareholders or Mitchell Hutchins to which Invista would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

  The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by Managed Trust's board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice to Invista, or by Invista on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins (1) upon material breach by Invista of its representations and warranties, which breach shall not have been cured within a 20-day period after notice of such breach; (2) if Invista becomes unable to discharge its duties and obligations under the Sub-Advisory Contract or (3) on 120 days' notice to Invista.

  NET ASSETS. The following table shows the approximate net assets as of September 30, 1998, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
     INVESTMENT CATEGORY                                               ($ MIL)
     -------------------                                              ----------
     Domestic (excluding Money Market)...............................    $
     Global..........................................................    $
     Equity/Balanced.................................................    $
     Fixed Income (excluding Money Market)...........................    $
       Taxable Fixed Income..........................................    $
       Tax-Free Fixed Income.........................................    $
     Money Market Funds..............................................    $

  PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients. Personnel of the Sub-Adviser may also invest in securities for their own accounts pursuant to comparable codes of ethics.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the Fund under separate distribution contracts with the Trust (collectively, "Distribution Contracts"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the Fund (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Fund's shares.

  Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, the Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, the Fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class C shares. There is no distribution plan with respect to the Fund's Class Y shares.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose,
(3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of the Trust.

  In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of the Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the Fund's shares will not be used to subsidize the sale of any other class of Fund shares.

  "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Fund's shares, including the PaineWebber retail branch system.

  In approving the Fund's overall Flexible PricingSM system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) maintain the competitive position of the Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class B Plan, the board of the Fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

  In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to the Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of the Fund, which fees would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

                            PORTFOLIO TRANSACTIONS

  Subject to policies established by the board, the Sub-Adviser is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the Sub-Adviser seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the Sub-Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Fund may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

  The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber, or brokerage affiliates of Invista. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber or brokerage affiliates of the Sub-Adviser are reasonable and fair. Specific provisions in the Advisory Contract and the Sub-Advisory Contract authorize Mitchell Hutchins and the Sub-Adviser and any of their affiliates that is a member of a national securities exchange to effect portfolio transactions for the Fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  Transactions in futures contracts are executed through futures commission merchants ('FCMs'), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates or brokerage affiliates of the Sub-Adviser are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of the Fund and subject to the review of the board, the Sub-Adviser may cause the Fund to purchase and sell portfolio securities through brokers who provide the Sub-Adviser with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Sub-Adviser to the Fund and its other clients, and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term to brokers chosen research services.

  For purchases or sales with broker-dealer firms that act as principal, the Sub-Adviser seeks best execution. Although the Sub-Adviser may receive certain research or execution services in connection with these transactions, the Sub-Adviser will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, the Sub-Adviser will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. The Sub-Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include the Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

  Information and research services furnished by brokers or dealers through which or with which the Fund effect securities transactions may be used by the Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to the Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Fund. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or the Sub-Adviser under the Sub-Advisory Contract.

  Investment decisions for the Fund and for other investment accounts managed by the Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon the Fund's ability to complete the entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Fund will not purchase securities that are offered in underwritings in which PaineWebber or an affiliate of the Sub-Adviser is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof or an affiliate of the Sub-Adviser not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rate may vary greatly from year to year, but it will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                        INFORMATION AND OTHER SERVICES

  COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of

Class A shares of the Funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

    (a) an individual, that individual's spouse, parents and children;

    (b) an individual and his or her Individual Retirement Account ("IRA");

    (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

    (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

    (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

    (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

    (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

    (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

  RIGHTS OF ACCUMULATIONS--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

  The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

  AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of 'dollar cost averaging.' When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

  SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the 'Initial Account Balance' (a term that means the value of the Fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional shares of the Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semiannual and annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed Class A shares of the Fund may reinstate their account without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends & Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA(R))

  Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

  PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

  PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

 . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

 . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

 . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

 . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

 . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

 . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

 . expanded account protection to $100 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the Transfer Agent and not through PaineWebber; and

 . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                         CONVERSION OF CLASS B SHARES

  Class B shares of the Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class

B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

  The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not continue to be met.

                              VALUATION OF SHARES

  The Fund determines its net asset value per share separately for each class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the Sub-Adviser as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq at 4:00 p.m., Eastern time; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

  All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in the computation of the Fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the applicable board. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by less than one-tenth of one percent due to the costs of converting from one currency to another.

                            PERFORMANCE INFORMATION

  The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:


 P(1 + T)n    = ERV
                a hypothetical initial payment of $1,000 to purchase shares of a
where:    P   = specified class
          T   = average annual total return of shares of that class
          n   = number of years
        ERV   = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

  Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

  OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service

("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index (including Asia Pacific regional indices), Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index and World Index, the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding' refers to the fact that, if dividends or other distributions on the Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Fund may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

  The Fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.


                                    [CHART]


                                [TO BE UPDATED]



  The chart is shown for illustrative purposes only and does not represent the Fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stock and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20- year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.
--------
Source: Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex
A. Sinquefield).

  Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1925 to 1997, stocks beat all other traditional asset classes. A $10,000 investment in the S&P 500 grew to $18,272,762, significantly more than any other investment.

                                     TAXES

  In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders, as dividends (that is, ordinary income).

  Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

  If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

  Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the yield and/or total return on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate foreign taxes and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. If the Fund makes this election, it will report to its shareholders, shortly after each taxable year, their respective shares of the foreign taxes paid by the Fund on its income from foreign countries and U.S. possession sources.

  The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation--other than a "controlled foreign corporation" (i.e., a foreign corporation of which, on any day during its taxable year, more than 50% of the total voting power of its voting stock or the total value of all of its stock is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is U.S. shareholder (effective for their taxable years beginning November 1, 1998)--that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

  Effective for their taxable years beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would have provided a similar election with respect to the stock of certain PFIC's.

  The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  The Fund may acquire zero coupon or other securities issued with original issue discount, on which principal is adjusted based on changes in the Consumer Price Index. The Fund must include in its gross income the portion of the original issue discount that accrues on such securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

                               OTHER INFORMATION

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Fund or the Trust. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the Fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the relevant Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the relevant Fund. The board members intend to conduct each Fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.

                                   APPENDIX
                              RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through CAA. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

  AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY ANY FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Policies and Restrictions.....................................    1
Strategies Using Derivative Instruments..................................   12
Trustees and Officers; Principal Holders of Securities...................   23
Control Persons and Principal Holders of Securities......................   31
Investment Advisory and Distribution Arrangements........................   31
Portfolio Transactions...................................................   35
Reduced Sales Charges, Additional Exchange and Redemption Information and
 Other Services..........................................................   36
Conversion of Class B Shares.............................................   40
Valuation of Shares......................................................   41
Performance Information..................................................   42
Taxes....................................................................   44
Other Information........................................................   47
Appendix.................................................................  A-1

(C)1998 PaineWebber Incorporated

                                 PAINEWEBBER
                                    INTERNATIONAL
                                    EQUITY FUND



--------------------------------------------------------------------------------
                                             Statement of Additional Information
                                                                          , 1998




--------------------------------------------------------------------------------



                                                                     PAINEWEBBER

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23. Exhibits
         --------
         (1)    (a)   Amended and Restated Declaration of Trust 1/
                                                                -

                (b)   Amendment to Declaration of Trust effective April 8, 1998 9/
                                                                                -

                (c)   Amendment to Declaration of Trust effective July 9, 1998 9/
                                                                               -
         (2)    Restated By-Laws 1/
                                 -

         (3)    Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/
                                       -
         (4)    (a)   Investment Advisory and Administration Contract 1/
                                                                      -

                (b)   Investment Advisory Fee Agreement with respect to PaineWebber
                      Utility Income Fund 1/
                                          -

                (c)   Investment Advisory Fee Agreement with respect to PaineWebber Low
                      Duration U.S. Government Income Fund 1/
                                                           -

                (d)   Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific
                      Growth Fund 3/
                                  -

                (e)   Form of Investment Advisory Fee Agreement with respect to PaineWebber Tax-
                      Managed Equity Fund 9/
                                          -

                (f)   Form of Investment Advisory and Administration Contract with respect to
                      PaineWebber International Equity Fund (filed herewith)

                (g)   Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S.
                      Government Income Fund 4/
                                             -
                (h)   Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 3/
                                                                                                 -
                (i)   Form of Sub-Advisory Contract with respect to PaineWebber International
                      Equity Fund (filed herewith)

         (5)    (a)   Distribution Contract with respect to Class A Shares 1/
                                                                           -

                (b)   Distribution Contract with respect to Class B Shares 1/
                                                                           -

                (c)   Distribution Contract with respect to Class C Shares 5/
                                                                           -

                (d)   Distribution Contract with respect to Class Y Shares 5/
                                                                           -

                (e)   Exclusive Dealer Agreement with respect to Class A Shares 1/
                                                                                -

                (f)   Exclusive Dealer Agreement with respect to Class B Shares 1/
                                                                                -

                (g)   Exclusive Dealer Agreement with respect to Class C Shares 5/
                                                                                -

                (h)   Exclusive Dealer Agreement with respect to Class Y Shares 5/
                                                                                -

         (6)    Bonus, profit sharing or pension plans - none

         (7)    Custodian Agreement 1/
                                    -

         (8)    Transfer Agency Agreement 8/
                                          -

         (9)    Opinion and consent of counsel (filed herewith)

         (10)   Auditor's Consent (not applicable)

         (11)   Financial statements omitted from prospectus - none

         (12)   Letter of investment intent  1/
                                             -
         (13)   (a)  Plan of Distribution pursuant to Rule 12b-1 with respect to
                     Class A Shares  1/
                                     -
                (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 1/
                                     -
                (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 1/
                                     -
                (d) Distribution Fee Addendum with respect to Class C shares of PaineWebber Low Duration U.S. Government Income Fund 1/
                                                                           -
                (e) Distribution Fee Addendum with respect to Class C shares of PaineWebber Asia Pacific Growth Fund 6/
                                                           -
                (f) Form of Distribution Fee Addendum with respect to Class C shares of PaineWebber Tax-Managed Equity Fund 9/
                                                                    -
                (g) Form of Distribution Fee Addendum with respect to Class C shares of PaineWebber International Equity Fund (filed herewith)

         (14)   and

         (27)   Financial Data Schedule (not applicable)

         (15)   Plan pursuant to Rule 18f-3 7/
                                            -
------------------


1/       Incorporated by reference from Post-Effective Amendment No. 52 to the
-        Registration Statement, SEC File No. 2-91362, filed February 27, 1998.

2/       Incorporated by reference from Articles III, VIII, IX, X and XI of
- Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/       Incorporated by reference from Post Effective Amendment No. 50 to the
-        registration statement, SEC File No. 2-91362, filed July 7, 1997.

4/       Incorporated by reference from Post-Effective Amendment No. 37 to the
-        registration statement, SEC File No. 2-91362, filed March 31, 1995.

5/       Incorporated by reference from Post-Effective Amendment No. 39 to the
-        registration statement, SEC File No. 2-91362, filed February 14, 1996.

6/       Incorporated by reference from Post-Effective Amendment No. 46 to the
-        registration statement, SEC File No. 2-91362, filed October 4, 1996.

7/       Incorporated by reference from Post-Effective Amendment No. 43 to the
-        registration statement, SEC File No. 2-91362, filed July 31, 1996.

8/       Incorporated by reference from Post-Effective Amendment No. 53, SEC
-        File No. 2-91362, filed March 31, 1998.

9/       Incorporated by reference from Post-Effective Amendment No. 54, Sec
-        File No. 2-91362, filed July 21, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

         Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

         Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

         Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The sub-advisory contracts with respect to PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Asia Pacific Growth Fund and PaineWebber International Equity Fund contain similar provisions with respect to those sub-advisers. Section 10 of the Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

         Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

         Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Section 10 of each Distribution Contract contains provisions similar to that of Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment advisor and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

         Pacific Investment Management Company ("PIMCO") serves as sub-adviser for PaineWebber Low Duration U.S. Government Income Fund. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC., a limited liability company controlled by the PIMCO managing directors. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

         Schroder Capital Management International Inc. ("Schroder Capital") serves as investment sub-adviser for PaineWebber Asia Pacific Growth Fund. Schroder Capital, a New York corporation, is a registered investment adviser and a wholly owned subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroder Capital is primarily engaged in the investment advisory business. Information as to the officers and directors of Schroder Capital is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-15834), and is incorporated herein by reference.

         Invista Capital Management, Inc. ("Invista") is expected to serve as investment sub-adviser for PaineWebber International Equity Fund. Invista, an Iowa corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is engaged primarily in the investment advisory business. Information as to the officers and directors of Invista is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

          (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following other investment companies:

                    ALL-AMERICAN TERM TRUST INC.
                    GLOBAL HIGH INCOME DOLLAR FUND INC.
                    GLOBAL SMALL CAP FUND INC.
                    INSURED MUNICIPAL INCOME FUND INC.
                    INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                    MANAGED HIGH YIELD FUND INC.
                    MANAGED HIGH YIELD PLUS FUND INC.
                    MITCHELL HUTCHINS INSTITUTIONAL SERIES
                    MITCHELL HUTCHINS PORTFOLIOS
                    MITCHELL HUTCHINS SERIES TRUST
                    PAINEWEBBER AMERICA FUND
                    PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC. PAINEWEBBER INDEX TRUST
                    PAINEWEBBER INVESTMENT SERIES
                    PAINEWEBBER INVESTMENT TRUST
                    PAINEWEBBER INVESTMENT TRUST II
                    PAINEWEBBER MANAGED ASSETS TRUST
                    PAINEWEBBER MANAGED INVESTMENTS TRUST
                    PAINEWEBBER MASTER SERIES, INC.
                    PAINEWEBBER MUNICIPAL SERIES
                    PAINEWEBBER MUTUAL FUND TRUST
                    PAINEWEBBER OLYMPUS FUND
                    PAINEWEBBER SECURITIES TRUST
                    STRATEGIC GLOBAL INCOME FUND, INC.
                    2002 TARGET TERM TRUST INC.

         (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.


                                                                       Position and Offices with
Name                                 Position With Registrant          Underwriter or Exclusive Dealer
----                                 ------------------------          -------------------------------
Margo N. Alexander                    President and Trustee            President, Chief Executive Officer and a
                                                                       Director of Mitchell Hutchins and
                                                                       Executive Vice President and a Director
                                                                       of PaineWebber


                                                                       Position and Offices with
Name                                 Position With Registrant          Underwriter or Exclusive Dealer
----                                 ------------------------          -------------------------------
Mary C. Farrell                      Trustee                           Managing Director, Senior Investment
                                                                       Strategist and member of Investment
                                                                       Policy Committee of PaineWebber

Julianna Berry                       Vice President                    First Vice President and a Portfolio
                                                                       Manager of Mitchell Hutchins

Karen L. Finkel                      Vice President                    Senior Vice President and a Portfolio
                                                                       Manager of Mitchell Hutchins

James F. Keegan                      Vice President                    Senior Vice President and a Portfolio
                                                                       Manager of Mitchell Hutchins

Thomas J. Libassi                    Vice President                    Senior Vice President and a Portfolio
                                                                       Manager of Mitchell Hutchins

John J. Lee                          Vice President and Assistant      Vice President and a Manager of the
                                     Treasurer                         Mutual Fund Finance Department of
                                                                       Mitchell Hutchins

Dennis McCauley                      Vice President                    Managing Director and Chief Investment
                                                                       Officer - Fixed Income of Mitchell
                                                                       Hutchins

Ann E. Moran                         Vice President and Assistant      Vice President and a Manager of the
                                     Treasurer                         Mutual Fund Finance Department of
                                                                       Mitchell Hutchins

Dianne E. O'Donnell                  Vice President and Secretary      Senior Vice President and Deputy General
                                                                       Counsel of Mitchell Hutchins

Emil Polito                          Vice President                    Senior Vice President and Director of
                                                                       Operations and Control of Mitchell
                                                                       Hutchins

Victoria E. Schonfeld                Vice President                    Managing Director and General Counsel of
                                                                       Mitchell Hutchins

Paul H. Schubert                     Vice President and Treasurer      Senior Vice President and Director of the
                                                                       Mutual Fund Finance Department of
                                                                       Mitchell Hutchins

Nirmal Singh                         Vice President                    Senior Vice President and a Portfolio
                                                                       Manager of Mitchell Hutchins

Barney A. Taglialatela               Vice President and Assistant      Vice President and a Manager of the
                                     Treasurer                         Mutual Fund Finance Department of
                                                                       Mitchell Hutchins

Mark A. Tincher                      Vice President                    Managing Director and Chief Investment
                                                                       Officer - U.S. Equity Investments of
                                                                       Mitchell Hutchins

Craig M. Varrelman                   Vice President                    Senior Vice President and a Portfolio
                                                                       Manager of Mitchell Hutchins

Keith A. Weller                      Vice President and Assistant      First Vice President and Associate
                                     Secretary                         General Counsel of Mitchell Hutchins

     (c) None.

Item 28. Location of Accounts and Records
         --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         None.

                                  SIGNATURES



  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of August, 1998.


                                    PAINEWEBBER MANAGED INVESTMENTS TRUST


                                    By:  /s/ Dianne E. O'Donnell
                                    -----------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                       Title                                   Date
---------                                       -----                                   ----
/s/ Margo N. Alexander
--------------------------------------------    President and Trustee                   August 20, 1998
Margo N. Alexander *                            (Chief Executive Officer)

/s/ E. Garrett Bewkes, Jr.
--------------------------------------------    Trustee and Chairman                    August 20, 1998
E. Garrett Bewkes, Jr. *                        of the Board of Trustees

/s/ Richard Q. Armstrong
--------------------------------------------    Trustee                                 August 20, 1998
Richard Q. Armstrong *

/s/ Richard R. Burt
--------------------------------------------    Trustee                                 August 20, 1998
Richard R. Burt *

/s/ Mary C. Farrell
--------------------------------------------    Trustee                                 August 20, 1998
Mary C. Farrell *

/s/ Meyer Feldberg
--------------------------------------------    Trustee                                 August 20, 1998
Meyer Feldberg *

/s/ George W. Gowen
--------------------------------------------    Trustee                                 August 20, 1998
George W. Gowen *

/s/ Frederick V. Malek
--------------------------------------------    Trustee                                 August 20, 1998
Frederic V. Malek *

/s/ Carl W. Schafer
--------------------------------------------    Trustee                                 August 20, 1998
Carl W. Schafer *

/s/ Paul H. Schubert
--------------------------------------------    Vice President and Treasurer (Chief     August 20, 1998
Paul H. Schubert                                Financial and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                     PAINEWEBBER MANAGED INVESTMENTS TRUST

                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
------
   (1)      (a)  Amended and Restated Declaration of Trust 1/
                                                           -

            (b)  Amendment to Declaration of Trust effective April 8, 1998 9/
                                                                           -

            (c)  Amendment to Declaration of Trust effective July 9, 1998 9/
                                                                          -

   (2)      Restated By-Laws 1/
                             -
   (3)      Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/
                                   -

   (4)      (a)  Investment Advisory and Administration Contract 1/
                                                                 -

            (b)  Investment Advisory Fee Agreement with respect to PaineWebber
                 Utility Income Fund 1/
                                     -

            (c)  Investment Advisory Fee Agreement with respect to PaineWebber Low
                 Duration U.S. Government Income Fund 1/
                                                      -
            (d)  Investment Advisory Fee Agreement with respect to PaineWebber Asia
                 Pacific Growth Fund 3/
                                     -

            (e)  Form of Investment Advisory Fee Agreement with respect to PaineWebber Tax-
                 Managed Equity Fund 9/
                                     -

            (f)  Form of Investment Advisory and Administration Contract with respect to
                 PaineWebber International Equity Fund (filed herewith)

            (g)  Sub-Investment Advisory Contract with respect to PaineWebber Low Duration
                 U.S. Government Income Fund 4/
                                             -

            (h)  Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 3/
                                                                                            -

            (i)  Form of Sub-Advisory Contract with respect to PaineWebber International
                 Equity Fund (filed herewith)

   (5)      (a)  Distribution Contract with respect to Class A Shares 1/
                                                                      -

            (b)  Distribution Contract with respect to Class B Shares 1/
                                                                      -

            (c)  Distribution Contract with respect to Class C Shares 5/
                                                                      -

            (d)  Distribution Contract with respect to Class Y Shares 5/
                                                                      -

            (e)  Exclusive Dealer Agreement with respect to Class A Shares 1/
                                                                           -

            (f)  Exclusive Dealer Agreement with respect to Class B Shares 1/
                                                                           -

            (g)  Exclusive Dealer Agreement with respect to Class C Shares 5/
                                                                           -

            (h)  Exclusive Dealer Agreement with respect to Class Y Shares 5/
                                                                           -

   (6)      Bonus, profit sharing or pension plans - none

   (7)      Custodian Agreement 1/
                                -

   (8)      Transfer Agency Agreement 8/
                                      -

   (9)      Opinion and consent of counsel (filed herewith)


     (10)    Auditor's Consent (not applicable)

     (11)    Financial statements omitted from prospectus - none

     (12)    Letter of investment intent 1/
                                         -

     (13)    (a)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class
                  A Shares 1/
                           -

             (b)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class
                  B Shares 1/
                           -

             (c)  Plan of Distribution pursuant to Rule 12b-1 with respect to Class
                  C Shares 1/
                           -

             (d)  Distribution Fee Addendum with respect to Class C shares of
                  PaineWebber Low Duration U.S. Government Income Fund 1/
                                                                       -

             (e)  Distribution Fee Addendum with respect to Class C shares of
                  PaineWebber Asia Pacific Growth Fund 6/
                                                       -

             (f)  Form of Distribution Fee Addendum with respect to Class C shares of PaineWebber Tax-Managed Equity Fund 9/
                                                         -

             (g) Form of Distribution Fee Addendum with respect to Class C shares of PaineWebber International Equity Fund (filed herewith)

     (14)    and

     (27)    Financial Data Schedule (not applicable)

     (15)    Plan pursuant to Rule 18f-3 7/
                                         -

-----------------


1/   Incorporated by reference from Post-Effective Amendment No. 52 to the
-
     Registration Statement, SEC File No. 2-91362, filed February 27, 1998.

2/   Incorporated by reference from Articles III, VIII, IX, X and XI of
-
     Registrant's Amended and Restated Declaration of Trust and from Articles
     II, VII and X of Registrant's Restated By-Laws.

3/   Incorporated by reference from Post Effective Amendment No. 50 to the
-
     registration statement, SEC File No. 2-91362, filed July 7, 1997.

4/   Incorporated by reference from Post-Effective Amendment No. 37 to the
-
     registration statement, SEC File No. 2-91362, filed March 31, 1995.

5/   Incorporated by reference from Post-Effective Amendment No. 39 to the
-
     registration statement, SEC File No. 2-91362, filed February 14, 1996.

6/   Incorporated by reference from Post-Effective Amendment No. 46 to the
-
     registration statement, SEC File No. 2-91362, filed October 4, 1996.

7/   Incorporated by reference from Post-Effective Amendment No. 43 to the
-
     registration statement, SEC File No. 2-91362, filed July 31, 1996.

8/   Incorporated by reference from Post-Effective Amendment No. 53, SEC File
-
     No. 2-91362, filed March 31, 1998.

9/   Incorporated by reference from Post-Effective Amendment No. 54, Sec File
-
     No. 2-91362, filed July 21, 1998.
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